Lease Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease, payments	$ 90,848	$ 87,604	$ 80,846
Non-cash transactions to recognize operating assets and liabilities for new leases	79,357	58,103	127,060
Operating lease right of use assets	405,446,000	416,383,000
Operating lease liability	413,907,000	463,422,000
Operating lease, expense	90,134,000	84,216,000
Operating lease, expense			$ 79,419,000
Gain related to sale and lease back of buildings	$ 18,950,000	$ 31,400,000